EQUITY METHOD INVESTMENTS (Details)	12 Months Ended				12 Months Ended
	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)	Dec. 31, 2008 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 Phosphoric Fertilizers Industry Sa [Member] EUR (€)	Dec. 31, 2009 Social Securities Funds Management Sa [Member] EUR (€)	Dec. 31, 2008 Siemens Enterprise Communications Sa [Member] EUR (€)	Dec. 31, 2008 Hellenic Countryside Sa [Member] EUR (€)
Investments In Affiliates Subsidiaries Associates And Joint Ventures Details [Abstract]
Equity method investments	€ 50,094,000	€ 25,327,000	€ 56,988,000	$ 72,016,000
Revenue	127,630,000	258,841,000	696,986,000
Gross profit	40,056,000	(19,054,000)	19,186,000
Net earnings	12,510,000	(128,247,000)	(75,033,000)
Group's equity in net earnings	9,245,000	(18,550,000)	(20,664,000)
Dividends received by the Group	1,541,000	389,000	1,889,000
Current assets	79,766,000	177,876,000	383,812,000
Non-current assets	486,486,000	696,071,000	1,710,251,000
Current liabilities	28,696,000	235,615,000	357,550,000
Non-current liabilities	461,376,000	642,407,000	1,648,352,000
Net assets	76,180,000	(4,075,000)	88,161,000
Group's equity in net assets	47,695,000	23,136,000	24,800,000
Schedule Of Equity Method Investments Line Items
Percentage of disposal						20.00%	30.00%	20.23%
Total consideration agreed on disposal of investment					18,900,000	1,300,000	11,400,000	3,500,000
Amount due to set off contingent liabilities.					2,600,000
The loss realized upon disposal			3,100,000		10,000,000
The gain realized upon disposa						€ 600,000